Schedule of Components of Other Comprehensive Income on Pre-Tax and After-Tax Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pre-tax
Unrealized net holding gains arising during the period	$ (15,281)	$ 977	$ 7,322
Less: reclassification adjustment of realized capital gains and losses	1	596	2,075
Unrealized net capital gains and losses	(15,282)	381	5,247
Other comprehensive income	(15,282)	381	5,247
Tax
Unrealized net holding gains arising during the period	5,349	(343)	(2,562)
Less: reclassification adjustment of realized capital gains and losses		(209)	(726)
Unrealized net capital gains and losses	5,349	(134)	(1,836)
Other comprehensive income	5,349	(134)	(1,836)
After-tax
Unrealized net holding gains arising during the period	(9,932)	634	4,760
Less: reclassification adjustment of realized capital gains and losses	1	387	1,349
Unrealized net capital gains and losses	(9,933)	247	3,411
Other comprehensive income	$ (9,933)	$ 247	$ 3,411